Victory CEMP US Small Cap High Div Volatility Wtd Index ETF
Victory CEMP US Small Cap High Div Volatility Wtd Index ETF
Investment Objective
The Fund seeks to provide investment results that track the performance of the CEMP US Small Cap High Dividend 100 Volatility Weighted Index before fees and expenses.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares of the Fund in the secondary market, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Victory CEMP US Small Cap High Div Volatility Wtd Index ETF Victory CEMP US Small Cap High Div Volatility Wtd Index ETF USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year a as a percentage of the value of your investment)
Annual Fund Operating Expenses	Victory CEMP US Small Cap High Div Volatility Wtd Index ETF Victory CEMP US Small Cap High Div Volatility Wtd Index ETF
Management Fees	0.30%
Other Expenses	0.62%
Total Annual Fund Operating Expenses	0.92%
Fee Waivers/Expense Reimbursements	(0.57%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.35%	[1]
[1]	Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.35%. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund's predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of: (a) any operating expense limits in effect at the time of the original waiver or expense reimbursement; or (b) at the time of recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The amounts shown reflect the fee waiver/expense reimbursement in place through October 31, 2017. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Victory CEMP US Small Cap High Div Volatility Wtd Index ETF | Victory CEMP US Small Cap High Div Volatility Wtd Index ETF | USD ($)	36	236	453	1,079

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover will generally indicate higher transaction costs resulting in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 78% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets directly or indirectly in the stock of issuers included in the CEMP US Small Cap High Dividend 100 Volatility Weighted Index (the "Index"), an unmanaged, volatility weighted index created by the Adviser.

The Index combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities. The Index follows a rules-based methodology to construct its constituent securities:

1.  The Index universe begins with the stocks included in the CEMP US Small Cap 500 Volatility Weighted Index, a volatility weighted index comprised of the 500 largest U.S. companies with market capitalizations of less than $3 billion with positive earnings in each of the four most recent quarters.

2.  The Index identifies the 100 highest dividend yielding stocks in the CEMP US Small Cap 500 Volatility Weighted Index.

3.  The 100 stocks are weighted based on their daily standard deviation (volatility) of daily price changes over the last 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.

The Index is reconstituted every March and September (based on information as of the prior month-end) and is adjusted to limit exposure to any particular sector to 25%. The Index may include fewer than 100 stocks depending on the number of companies meeting the Index's criteria. As of September 30, 2016, the Index had a market capitalization range from $494 million to $3.1 billion.

The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all of the stocks in the Index.

Principal Risks of Investing in the Fund

The Fund's investments are subject to the following principal risks:

■  Dividend Strategy Risk. The Fund's high dividend strategy may not be successful. Dividend paying stocks may fall out of favor relative to the overall market.

■  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

■  ETF Structure Risks. The Fund is structured as an exchange-traded fund ("ETF") and as a result is subject to special risks, including:

■  Not Individually Redeemable. The Fund's Shares ("Shares") are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as "Creation Units." You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit. Alternatively, you may redeem your Shares by selling them on the secondary market at prevailing market prices.

■  Trading Issues. Trading in Shares on the Exchange (as defined below) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for Shares of the Fund.

■  Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a premium or discount to NAV.

■  Authorized Participants Concentration Risk. A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable to process creation and/or redemption orders, Shares may trade at a premium or discount to NAV.

■  Investment Company Risk. Other investment companies, including ETFs, in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. An investment company may not achieve its investment objective.

■  Limited History of Operations. The Fund is a new ETF and, therefore, has a limited history of operations for investors to evaluate.

■  Passive Investment Risk. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The Adviser will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from the Index.

■  Smaller Capitalization Stock Risk. The earnings and prospects of smaller-sized companies are more volatile than larger companies. Smaller-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Small-sized companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.

■  Tracking Risks. The Fund's return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index and incurs costs in buying and selling securities; the Fund may not be fully invested at times; differences in the valuation of securities; and differences between the Fund's portfolio and the Index resulting from legal restrictions, cost, or liquidity constraints.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Performance

No performance information is presented since the Fund has not yet had a full calendar year of performance. Performance data for the Fund will be available online at www.CEMPETF.com or by calling 1-866-376-7890. A fund's performance is not necessarily an indication of how that fund will perform in the future.